Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Repurchase (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 559,457	$ 1,015,614
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	318,389
Other Chilean securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		65,707
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	60,320	644,991
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	168,778	21,018
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	11,970	283,898
Up to three months [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	559,457	1,015,614
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	318,389
Up to three months [member] | Other Chilean securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		65,707
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	60,320	644,991
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	168,778	21,018
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 11,970	$ 283,898